CAPITAL MANAGEMENT (Schedule of Classification of Each Class of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Loans and receivables at amortised cost
Cash and cash equivalents	$ 1,546	$ 5,167
Liabilities at amortised cost
Convertible loan note	15,857	15,401
Exchangeable note	(210)	(210)
Fair value through profit and loss (FVPL)
Derivative asset – prepayment option	67	166
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	7,946	13,416
Cash and cash equivalents	1,546	5,167
Loans and receivables at amortised cost	9,492	18,583
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible loan note	0	0
Exchangeable note	0	0
Lease liabilities	(12,850)	(12,762)
Trade and other payables (excluding deferred income)	(26,379)	(26,585)
Provisions	(2,134)	(2,529)
Liabilities at amortised cost	(41,363)	(41,876)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	0	0
Derivative asset – prepayment option	0	0
Equity investments in Novus	0	0
Fair value through profit and loss (FVPL)	0	0
Financial assets/liabilities	(31,871)	(23,293)
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Loans and receivables at amortised cost	0	0
Liabilities at amortised cost
Senior secured term loan	(83,643)	(72,391)
Convertible loan note	(15,857)	(15,401)
Exchangeable note	(210)	(210)
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Liabilities at amortised cost	(99,710)	(88,002)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	(1,114)	(1,658)
Derivative asset – prepayment option	67	166
Equity investments in Novus	0	0
Fair value through profit and loss (FVPL)	(1,047)	(1,492)
Financial assets/liabilities	(100,757)	(89,494)
Level 3 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Loans and receivables at amortised cost	0	0
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible loan note	0	0
Exchangeable note	0	0
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Liabilities at amortised cost	0	0
Fair value through profit and loss (FVPL)
Derivative liability – warrants	0	0
Derivative asset – prepayment option	0	0
Equity investments in Novus	2,763	2,455
Fair value through profit and loss (FVPL)	2,763	2,455
Financial assets/liabilities	2,763	2,455
Total carrying amount [Member]
Loans and receivables at amortised cost
Trade receivables	7,946	13,416
Cash and cash equivalents	1,546	5,167
Loans and receivables at amortised cost	9,492	18,583
Liabilities at amortised cost
Senior secured term loan	(83,643)	(72,391)
Convertible loan note	(15,857)	(15,401)
Exchangeable note	(210)	(210)
Lease liabilities	(12,850)	(12,762)
Trade and other payables (excluding deferred income)	(26,379)	(26,585)
Provisions	(2,134)	(2,529)
Liabilities at amortised cost	(141,073)	(129,878)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	(1,114)	(1,658)
Derivative asset – prepayment option	67	166
Equity investments in Novus	2,763	2,455
Fair value through profit and loss (FVPL)	1,716	963
Financial assets/liabilities	(129,865)	(110,332)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	7,946	13,416
Cash and cash equivalents	1,546	5,167
Loans and receivables at amortised cost	9,492	18,583
Liabilities at amortised cost
Senior secured term loan	(83,643)	(72,391)
Convertible loan note	(15,857)	(15,401)
Exchangeable note	(210)	(210)
Lease liabilities	(12,850)	(12,762)
Trade and other payables (excluding deferred income)	(26,379)	(26,585)
Provisions	(2,134)	(2,529)
Liabilities at amortised cost	(141,073)	(129,878)
Fair value through profit and loss (FVPL)
Derivative liability – warrants	(1,114)	(1,658)
Derivative asset – prepayment option	67	166
Equity investments in Novus	2,763	2,455
Fair value through profit and loss (FVPL)	1,716	963
Financial assets/liabilities	$ (129,865)	$ (110,332)